Pacer Trendpilot 100 ETF
Schedule of Investments
July 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.9%
Auto Manufacturers - 2.6%
PACCAR, Inc.	26,411	$2,247,048
Tesla Motors, Inc. (a)	13,776	19,710,150
		21,957,198
Beverages - 2.1%
Monster Beverage Corp. (a)	39,947	3,135,041
PepsiCo, Inc.	105,246	14,488,164
		17,623,205
Biotechnology - 5.1%
Alexion Pharmaceuticals, Inc. (a)	16,899	1,731,979
Amgen, Inc.	44,622	10,917,665
Biogen, Inc. (a)	12,394	3,404,508
BioMarin Pharmaceutical, Inc. (a)(b)	13,725	1,644,392
Gilead Sciences, Inc.	95,155	6,616,127
Illumina, Inc. (a)	11,239	4,295,096
Incyte Corp. (a)	16,444	1,624,009
Regeneron Pharmaceuticals, Inc. (a)	7,665	4,844,817
Seattle Genetics, Inc. (a)	13,103	2,178,636
Vertex Pharmaceuticals, Inc. (a)	19,648	5,344,256
		42,601,485
Commercial Services - 3.5%
Automatic Data Processing, Inc.	32,603	4,333,265
Cintas Corp.	7,916	2,389,603
CoStar Group, Inc. (a)	2,961	2,516,140
PayPal Holdings, Inc. (a)	89,060	17,461,994
Verisk Analytics, Inc.	12,516	2,361,894
		29,062,896
Computers - 13.8%
Apple, Inc.	257,725	109,543,434
Check Point Software Technologies Ltd. (a)(b)	10,858	1,361,050
Cognizant Technology Solutions Corp. - Class A	41,008	2,801,666
NetApp, Inc. (b)	17,439	772,548
Western Digital Corp.	22,708	978,715
		115,457,413
Distribution/Wholesale - 0.4%
Copart, Inc. (a)	17,759	1,656,027
Fastenal Co. (b)	43,800	2,060,352
		3,716,379
Electric - 0.7%
Exelon Corp.	74,216	2,865,480
Xcel Energy, Inc. (b)	39,836	2,750,277
		5,615,757
Food - 1.1%
Mondelez International, Inc. - Class A	108,283	6,008,623
The Kraft Heinz Co.	93,231	3,205,282
		9,213,905
Healthcare-Products - 1.2%
Align Technology, Inc. (a)(b)	6,028	1,771,147
IDEXX Laboratories, Inc. (a)	6,570	2,613,217
Intuitive Surgical, Inc. (a)	8,827	6,050,379
		10,434,743
Information - 0.4%
Zoom Video Communications, Inc. - Class A (a)(b)	12,561	3,189,363
Internet - 27.4%
Alphabet, Inc. - Class A (a)	20,472	30,461,312
Alphabet, Inc. - Class C (a)	20,002	29,662,166
Amazon.com, Inc. (a)	29,662	93,870,738
BAIDU, Inc. - ADR (a)	21,126	2,522,444
Booking Holdings, Inc. (a)	3,114	5,175,873
CDW Corp.	10,970	1,275,263
eBay, Inc.	53,298	2,946,313
Expedia Group, Inc.	10,642	862,108
Facebook, Inc. - Class A (a)	142,990	36,272,273
JD.com, Inc. - ADR (a)	70,780	4,515,056
MercadoLibre, Inc. (a)(b)	3,804	4,278,055
Netflix, Inc. (a)	33,471	16,363,303
VeriSign, Inc. (a)	8,764	1,855,164
		230,060,068
Lodging - 0.2%
Marriott International, Inc. - Class A (b)	24,967	2,092,859
Management of Companies and Enterprises - 0.1%
Trip.com Group Ltd. - ADR (a)	39,932	1,086,150
Media - 3.4%
Charter Communications, Inc. - Class A (a)	15,676	9,092,080
Comcast Corp. - Class A	346,573	14,833,324
FOX Corp. - Class A (b)	27,066	697,491
FOX Corp. - Class B	20,335	524,033
Liberty Global PLC - Class A (a)	13,871	324,651
Liberty Global PLC - Class C (a)	31,225	710,681
Sirius XM Holdings, Inc. (b)	337,705	1,985,705
		28,167,965
Pharmaceuticals - 0.3%
DexCom, Inc. (a)	6,083	2,649,390
Retail - 3.7%
Costco Wholesale Corp.	33,507	10,907,534
Dollar Tree, Inc. (a)	18,078	1,687,581
Lululemon Athletica, Inc. (a)	9,418	3,066,407
O'Reilly Automotive, Inc. (a)	5,638	2,691,468
Ross Stores, Inc.	26,971	2,418,490
Starbucks Corp.	88,628	6,782,701
Ulta Salon Cosmetics & Fragrance, Inc. (a)	4,284	826,769
Walgreens Boots Alliance, Inc.	66,541	2,708,884
		31,089,834
Semiconductors - 11.9%
Advanced Micro Devices, Inc. (a)	88,840	6,878,881
Analog Devices, Inc.	28,116	3,229,123
Applied Materials, Inc.	69,522	4,472,350
ASML Holding NV - ADR (b)	5,665	2,003,824
Broadcom, Inc.	30,295	9,595,941
Intel Corp.	321,159	15,328,919
KLA Corp.	11,764	2,350,800
Lam Research Corp.	11,083	4,180,064
Maxim Integrated Products, Inc.	20,672	1,407,556
Microchip Technology, Inc. (b)	18,252	1,856,776
Micron Technology, Inc. (a)	84,522	4,230,749
NVIDIA Corp.	46,661	19,811,794
NXP Semiconductors NV	21,349	2,509,148
QUALCOMM, Inc.	85,338	9,012,546
Skyworks Solutions, Inc.	12,666	1,843,916
Texas Instruments, Inc.	69,625	8,880,669
Xilinx, Inc.	18,453	1,980,930
		99,573,986
Software - 18.5%
Activision Blizzard, Inc.	58,663	4,847,324
Adobe Systems, Inc. (a)	36,546	16,238,119
ANSYS, Inc. (a)	6,441	2,000,575
Autodesk, Inc. (a)	16,784	3,968,241
Cadence Design System, Inc. (a)	21,436	2,341,883
Cerner Corp. (b)	23,089	1,603,531
Citrix Systems, Inc.	9,375	1,338,375
DocuSign, Inc. (a)	13,921	3,018,491
Electronic Arts, Inc. (a)	21,900	3,101,478
Fiserv, Inc. (a)	50,782	5,067,536
Intuit, Inc.	19,882	6,091,248
Microsoft Corp.	450,925	92,444,134
NetEase, Inc. - ADR	5,575	2,555,692
Paychex, Inc. (b)	27,345	1,966,652
Splunk, Inc. (a)	12,048	2,527,911
Synopsys, Inc. (a)	11,483	2,287,643
Take-Two Interactive Software, Inc. (a)	8,669	1,421,889
Workday, Inc. - Class A (a)	13,201	2,388,325
		155,209,047
Telecommunications - 3.0%
Cisco Systems, Inc.	320,264	15,084,434
T-Mobile US, Inc. (a)	93,497	10,039,708
		25,124,142
Transportation - 0.5%
CSX Corp.	58,061	4,142,072
TOTAL COMMON STOCKS (Cost $615,321,053)		838,067,857

	Principal Amount
SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts, - 0.1%
U.S. Bank Money Market Deposit Account, 0.04% (c)	$543,240	543,240
TOTAL SHORT-TERM INVESTMENTS (Cost $543,240)		543,240

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.2%
Mount Vernon Liquid Assets Portfolio, LLC, 0.26% (c)	26,716,789	$26,716,789
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $26,716,789)		26,716,789

Total Investments (Cost $642,581,082) - 103.2%		865,327,886
Liabilities in Excess of Other Assets - (3.2)%		(27,058,574)
TOTAL NET ASSETS - 100.0%		$838,269,312

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or portion of this security is on loan as of July 31, 2020. The total value of securities on loan is $26,134,542 or 3.1% of net assets.
(c)	The rate shown is as of July 31, 2020.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2020 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of  Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 838,067,857	$ -	$ -	$ -	$ 838,067,857
Short-Term Investments	543,240	-	-	-	543,240
Investments Purchased with Proceeds from Securities Lending	-	-	-	26,716,789	26,716,789
Total Investments in Securities	$ 838,611,097	$ -	$ -	$ 26,716,789	$ 865,327,886
^ See Schedule of Investments for industry breakouts.

For the period ended July 31, 2020, the Fund did not recognize any transfers to or from Level 3.